Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 6: Related Party Transactions

In the normal course of business, the Company has various lending and other transactions with related entities. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from intercompany activity are generally settled monthly. The Company reimbursed CMFG Life $13,085 and $11,358 in the three months ended March 31, 2021 and 2020, respectively.

CMFG Life provides significant services required in the conduct of the Company’s operations pursuant to an agreement. CMFG Life allocates expenses to the Company on the basis of estimated time spent by employees of CMFG Life on Company matters and the use of operational resources. The Company believes the allocations of expenses are reasonable, and that the results of the Company’s operations may have materially differed in a negative manner from the results reflected in the condensed statutory basis financial statements if the Company did not have this relationship.

Significant amounts due to/from affiliates are shown in the following table:

	March 31,	December 31,
	2021	2020
Due to the Company:
CMFG Life	$-	$218
Other	25	5
Total	$25	$223

Due from the Company:
CMFG Life	$15,711	$14,680
CUNA Brokerage Services, Inc. (“CBSI”)	4,631	3,513
Other	149	136
Total	$20,491	$18,329

MEMBERS Capital Advisors, Inc., (“MCA”) which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives, and guidelines established by the Company’s upstream parent, CMFG Life. The Company recorded MCA investment management fees totaling $14 and $15 for the three months ended March 31, 2021 and 2020, respectively, which are included in net investment income on the unaudited condensed statutory basis statements of operations.

The Company utilizes CBSI, which is 100% owned by CMIC, to distribute its annuity products and recorded commission expense for this service of $10,970 and $9,401 for the three months ended March 31, 2021 and 2020, respectively, which is included in insurance taxes, licenses, fees and commissions on the unaudited condensed statutory basis statements of operations. Commissions paid to non-affiliates totaled $9,972 and $4,405 for the three months ended March 31, 2021 and 2020, respectively, which are included in insurance taxes, licenses, fees and commissions on the unaudited condensed statutory basis statements of operations.

Note 6: Related Party Transactions

In the normal course of business, the Company has various lending and other transactions with related entities. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from intercompany activity are generally settled monthly. The Company reimbursed CMFG Life $47,364, $38,579 and $30,131 in 2020, 2019, and 2018, respectively.

Significant amounts due to/from affiliates are shown in the following table:

	2020	2019
Due to the Company:
CMFG Life	$218	$-
Other	5	8
Total	$223	$8

Due from the Company:
CUNA Brokerage Services, Inc.	$3,513	$3,383
CMFG Life	14,680	5,093
Other	136	150
Total	$18,329	$8,626

MEMBERS Capital Advisors, Inc., (“MCA”) which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives, and guidelines established by the Company’s upstream parent, CMFG Life. The Company recorded MCA investment management fees totaling $54, $54 and $58 in 2020, 2019, and 2018, respectively, which are included in net investment income on the statutory basis statements of operations.

Significant capital contributions from affiliates are shown in the following table:

	2020	2019	2018
Capital contribution to MLIC from:
CMIC	$-	$-	$20,653
Total	$-	$-	$20,653

The Company utilizes CBSI, which is 100% owned by CMIC, to distribute its annuity products and recorded commission expense for this service of $36,884, $34,180 and $29,996 in 2020, 2019, and 2018, respectively, which is included in insurance taxes, licenses, fees and commissions. Commissions paid to non-affiliates totaled $18,715, $12,994 and $8,136 in 2020, 2019, and 2018, respectively, which are included in insurance taxes, licenses, fees and commissions on the statutory basis statements of operations.